CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Accumulated losses	Other reserves Equity-settled share-based payment reserve	Total equity attributable to owners of the parent	Total
Adoption of IFRS 15 (modified retrospective approach)			€ (2,395)		€ (2,395)	€ (2,395)
Equity at beginning of period at Dec. 31, 2017	€ 3,217	€ 430,518	(100,568)	€ 11,764	344,931	344,931
Total comprehensive loss of the period						(20,076)
Equity at end of period (Balances without adoption of IFRS 15) at Jun. 30, 2018	3,245	432,166	(123,039)	20,588	332,960	332,960
Equity at beginning of period at Dec. 31, 2017	3,217	430,518	(100,568)	11,764	344,931	344,931
Equity at end of period at Dec. 31, 2018	3,597	673,454	(169,603)	30,947	538,395	538,395
Equity at beginning of period at Jan. 01, 2018	3,217	430,518	(102,963)	11,764	342,536	342,536
Total comprehensive loss of the period			(20,076)		(20,076)	(20,076)
Share-based payment				8,824	8,824	8,824
Exercise of stock options	28	1,648			1,676	1,676
Equity at end of period (Balances without adoption of IFRS 15) at Jun. 30, 2018	3,245	432,166	(123,039)	20,588	332,960	332,960
Equity at beginning of period at Dec. 31, 2018	3,597	673,454	(169,603)	30,947	538,395	538,395
Total comprehensive loss of the period			(45,121)		(45,121)	(45,121)
Share-based payment				17,199	17,199	17,199
Issue of new shares	177	176,548			176,725	176,725
Accounting treatment of the share subscription agreement		(24,948)			(24,948)	(24,948)
Exercise of stock options	36	3,108			3,144	3,144
Equity at end of period at Jun. 30, 2019	€ 3,810	€ 828,162	€ (214,724)	€ 48,146	€ 665,394	€ 665,394